EMPLOYEE BENEFIT EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of Profit (Loss) Before Tax Arrived After Charging

	2024	2023	2022
	US$’000	US$’000	US$’000
Employee benefit expense (including directors’ remuneration):
Wages and salaries	312,743	204,128	147,385
Equity-settled share-based compensation expense	68,941	47,680	34,338
Other employee benefits	9,946	7,729	5,057
Total Employee Benefit Expense	391,630	259,537	186,780